CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents

US$ MILLIONS	2023	2022
Cash	$1,201	$684
Cash equivalents(1)	440	454
Restricted cash(2)	216	141
Total cash and cash equivalents	$1,857	$1,279

(1)Short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.
(2)Restricted cash primarily relates to our partnership’s financing arrangements, including debt service accounts. Cash that becomes unrestricted within one year of the reporting date is classified as cash and cash equivalents.